UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2011

Item 1.  Report to Stockholders.

Calvert Cash Reserves Institutional Prime Fund

Semi-Annual Report
March 31, 2011

Calvert INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies will be renamed as indicated:

Current Company Name	Company Name on 4/30/11	Company Description
Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below
Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds
Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds
Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds
Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

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Dear Shareholders:

Investment Performance

For the six-month period ended March 31, 2011, Calvert Cash Reserves Institutional Prime Money Market Fund returned 0.02%.

Its benchmark index, the Lipper Institutional Money Market Funds Average, returned 0.03% for the same period.

Investment clImate

The six-month reporting period was characterized by four clear phases in interest-rate movements. The first was a steady and strong upward movement in interest rates. The 10-year Treasury yield increased from 2.33% in early October to 3.57% by mid-December. The Federal Reserve’s (Fed) announcement of new Treasury purchases in November did little to slow the advance as economic data improved. In December, many analysts raised their forecasts for economic growth, and stocks rallied as a larger-than-expected fiscal stimulus package was passed. The second phase featured a fairly quiet trading range. During phase three, from early to mid-February, yields rose as the unemployment rate fell sharply, boosting confidence in the economy and triggering a rally in stocks. The 10-year Treasury yield peaked at 3.74%.

In the final phase, yields began to fall as turmoil in the Middle East pushed up the price of oil and raised doubts about the strength of the young economic expansion. Volatility increased in global financial markets. Doubt, uncertainty, and volatility were amplified by the terrible March 11 earthquake and tsunami in Japan. Treasury yields continued to fall, with the 10-year yield bottoming at 3.14% a few days after the disaster. After the shock wore off, stocks regained their footing and Treasury yields recovered some ground. The 10-year Treasury yield ended the reporting period near 3.5%, which was close to the middle of the range over the full reporting period.1 During the reporting period, we estimate that the U.S. economy grew at an annualized rate of 3.3%.2 This is very near the 50-year average growth rate, but remains below the rate seen, at a similar point in the business cycle, after prior deep recessions in the post-WWII era. The core consumer price inflation (CPI) rate increased from 0.6% to 1.1% during the reporting period,3 so the Fed’s concern about unwanted disinflation abated. While the inflation rate was trending up, the level of both core and headline inflation rates remained below long-run averages. Market expectations for inflation in coming years increased to a level more in line with long-term averages.

outlook

The U.S. economy continues to recover from severe financial crisis. Deleveraging in household and financial sectors continues, suggesting moderate, not heated, growth and consumer price inflation. We believe monetary policy should remain easy in coming quarters while federal, state, and local fiscal stimuli continue to recede or contract. The impact from the long stretch of extraordinarily easy Fed policy, with its near-zero percent short-term interest rates and government bond purchases, is clear in the higher prices of stocks, bonds, and commodities, but not in consumer price indices.

Once again, events external to the United States created more uncertainty about the outlook for U.S. growth, inflation, and monetary policy. In addition to geopolitical tensions in the Middle East and natural disaster in Japan, deepening eurozone debt troubles have put Portugal on the brink of a bailout from the European Union/International Monetary Fund rescue facility. If the country does require a financial rescue package, Portugal would become the third eurozone member to receive a bailout. The rescue facility can accommodate Greece, Ireland, and Portugal but a debt crisis in Spain would disrupt financial markets worldwide. The Spanish government’s interest rates, while elevated, are not near crisis levels. Spain will remain under pressure, however, and has the potential to unnerve investors from time to time.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

Investment Allocation	% of Total Investments
Muncipal Obligations	5.1%
Variable Rate Demand Notes	84.9%
U.S. Government Agencies and Instrumentalities	6.7%
U.S. Treasury	3.3%
Total	**100%**

7-Day Simple/Effective Yield

(as of 3/31/11)

7-day simple yield	0.01%
7-day effective yield	0.01%

Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund/portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund/Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund/Portfolio. Visit www.calvert.com for current performance data.

Average Annual Total Return

(period ended 3/31/11)

Six months	0.02%
One year	0.07%
Five year	2.52%
Ten year	2.37%

Despite increased uncertainty in recent months, we expect the Fed to conclude its Treasury purchases by the end of June. This would complete the easing cycle and, apart from some minor operations, move the Fed to the sidelines for the remainder of the year. There are monetary policy scenarios that could move bond yields quite sharply, including the small chance that the Fed will tighten faster than expected if core inflation increases rapidly. In addition, in light of the recent international turmoil, there also is a chance—perhaps small—that the Fed will ease yet again if the economy weakens later this year. In uncertain times, we expect market volatility to erupt from time to time.

Thomas A. Dailey

Thomas A. Dailey
Portfolio Manager
Calvert Investment Management, Inc.
April 2011

[1] *Interest rate data sources: Chicago Board Options Exchange and Federal Reserve*

[2] *According to Bureau of Economic Analysis data and forecasts from the Wall Street Journal Survey of Professional Forecasters*

[3] *Latest data as of February 2011 from the Bureau of Labor Statistics*

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 2

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/10	3/31/11	10/1/10 - 3/31/11
Actual	$1,000.00	$1,000.20	$1.90
Hypothetical	$1,000.00	$1,023.03	$1.92
(5% return per year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

STATEMENT OF NET ASSETS MARCH 31, 2011

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 5.0%	AMOUNT	VALUE
Idaho State Tax Anticipation Notes, 2.00%, 6/30/11	$2,250,000	$2,258,784
Philadelphia Pennsylvania GO Notes, 2.00%, 6/30/11	1,615,000	1,620,141
South Carolina State Public Service Authority Revenue Bonds, 0.505%, 7/15/11 (r)	3,000,000	3,000,000
Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	2,500,000	2,507,715

Total Municipal Obligations (Cost $9,386,640)		9,386,640

VARIABLE RATE DEMAND NOTES - 83.1%
Albany New York IDA Civic Facilities Revenue:
0.36%, 5/1/27, LOC: Bank of America (r)	2,110,000	2,110,000
0.87%, 5/1/27, LOC: Bank of America (r)	485,000	485,000
Alexandria Virginia IDA Revenue, 0.25%, 10/1/30, LOC: Branch Bank & Trust (r)	4,300,000	4,300,000
Allegheny County Pennsylvania Hospital Development Authority Revenue, 0.27%, 7/15/28,
CEI: Fannie Mae (r)	835,000	835,000
Allen County Ohio Hospital Facilities Revenue, 0.21%, 6/1/34, LOC: Bank of Nova Scotia (r)	1,500,000	1,500,000
Athens-Clarke County Georgia Unified Government Development Authority Revenue,
0.41%, 9/1/31, LOC: SunTrust Bank (r)	700,000	700,000
Bayfront Regional Development Corp., 0.27%, 11/1/27, LOC: PNC Bank (r)	300,000	300,000
Birmingham Alabama Industrial Development Board Revenue, 0.48%, 5/1/29,
LOC: Renasant Bank, C/LOC: FHLB (r)	970,000	970,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.35%, 6/1/22,
LOC: Comerica Bank (r)	1,210,000	1,210,000
Butler County Alabama IDA Revenue, 0.95%, 3/1/12, LOC: Whitney National Bank,
C/LOC: FHLB (r)	155,000	155,000
California State Housing Finance Agency Revenue, 0.22%, 8/1/33,
CEI: Fannie Mae & Freddie Mac (r)	2,070,000	2,070,000
California Statewide Communities Development Authority MFH Revenue,
0.36%, 8/1/32, LOC: U.S. Bank (r)	440,000	440,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.27%, 10/1/36,
LOC: Comerica Bank (r)	1,965,000	1,965,000
CIDC-Hudson House LLC New York Revenue, 0.80%, 12/1/34,
LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,415,000	1,415,000
Colorado State HFA Revenue:
Hamptons Apts. Project, 0.21%, 10/15/16, CEI: Fannie Mae (r)	2,500,000	2,500,000
Silver Apts. Project, 0.21%, 10/15/16, CEI: Fannie Mae (r)	1,200,000	1,200,000
Congress/Commons LLC, 0.34%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,165,000	4,165,000
District of Columbia Housing Finance Agency MFH Revenue, 0.25%, 11/1/38,
CEI: Freddie Mac (r)	220,000	220,000
District of Columbia Revenue, 0.27%, 4/1/38, LOC: PNC Bank (r)	2,190,000	2,190,000
Franklin County Ohio Health Care Revenue, 0.24%, 11/1/34, LOC: PNC Bank (r)	3,000,000	3,000,000
Haskell Capital Partners Ltd., 0.31%, 9/1/20, LOC: Branch Bank & Trust (r)	1,510,000	1,510,000
Hayward California Revenue, 0.95%, 5/1/12, CEI: Freddie Mac (r)	185,000	185,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.45%, 11/1/38,
LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,455,000	4,455,000
Hills City Iowa Health Facilities Revenue, 0.21%, 8/1/35, LOC: U.S. Bank (r)	1,000,000	1,000,000
Illinois State Development Finance Authority Revenue, 0.27%, 6/1/19,
LOC: Northern Trust Co. (r)	1,700,000	1,700,000
Illinois State Finance Authority Revenue, 0.30%, 5/15/31, LOC: Sovereign Bank,
C/LOC: Banco Santander (r)	905,000	905,000

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	PRINCIPAL
VARIABLE RATE DEMAND NOTES - CONT’D	AMOUNT	VALUE
Illinois State Toll Highway Authority Revenue:
0.19%, 7/1/30, LOC: Northern Trust Co. (r)	$2,000,000	$2,000,000
0.30%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	4,000,000	4,000,000
Kansas City Missouri IDA & MFH Revenue, 0.27%, 9/15/32, CEI: Fannie Mae (r)	1,000,000	1,000,000
Long Island New York Power Authority Revenue, 0.25%, 5/1/33, LOC: WestLB (r)	3,800,000	3,800,000
Los Angeles California MFH Revenue, 0.28%, 12/15/34, CEI: Fannie Mae (r)	800,000	800,000
Louisiana State GO Revenue, 0.22%, 7/15/26, LOC: BNP Paribas (r)	1,205,000	1,205,000
Louisiana State Housing Finance Agency Revenue, 0.25%, 3/15/37, CEI: Fannie Mae (r)	300,000	300,000
Manteca Redevelopment Agency Tax Allocation, 0.23%, 10/1/42, LOC: State Street Bank (r)	3,600,000	3,600,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, CEI: Freddie Mac (r)	500,000	500,000
Martin Luther Foundation, Inc., 0.50%, 9/1/11, LOC: KBC Bank (r)	10,000	10,000
Maryland Community Development Administration Revenue, 0.27%, 12/1/37,
CEI: Freddie Mac (r)	1,750,000	1,750,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.25%, 7/1/34,
LOC: Bank of America (r)	500,000	500,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.26%, 7/1/39,
LOC: RBS Citizens, C/LOC: FHLB (r)	3,795,000	3,795,000
Massachusetts State Development Finance Agency Revenue, 0.27%, 9/1/16, LOC: TD Bank (r)	1,600,000	1,600,000
Michigan State Hospital Finance Authority Revenue, 0.25%, 3/1/30, LOC: Comerica Bank (r)	300,000	300,000
Michigan Strategic Fund Revenue, 0.45%, 9/1/22, LOC: Bank of America (r)	3,245,000	3,245,000
Mississippi Business Finance Corp. Revenue:
0.28%, 4/1/37, LOC: Wells Fargo Bank (r)	2,195,000	2,195,000
0.34%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	350,000	350,000
Mississippi State Home Corp. MFH Revenue, 0.32%, 8/15/40, CEI: Fannie Mae (r)	900,000	900,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.21%, 12/1/30,
CEI: Fannie Mae (r)	500,000	500,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.26%, 8/15/31, CEI: Fannie Mae (r)	475,000	475,000
Kingswood Apts. Project, 0.26%, 8/15/31, CEI: Fannie Mae (r)	190,000	190,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.26%, 6/1/34,
LOC: U.S. Bank (r)	1,706,000	1,706,000
Ness Family Partners LP, 0.36%, 9/1/34, LOC: Bank of the West (r)	6,160,000	6,160,000
Nevada State Housing Division Revenue, 0.26%, 4/15/39, CEI: Fannie Mae (r)	4,000,000	4,000,000
New Britain Connecticut GO Revenue, 0.34%, 2/1/26, LOC: Bank of America (r)	685,000	685,000
New York City Housing Development Corp. MFH Revenue, 0.25%, 11/15/37,
CEI: Fannie Mae (r)	1,900,000	1,900,000
New York Metropolitan Transportation Authority Revenue, 0.23%, 11/1/35,
LOC: BNP Paribas (r)	4,800,000	4,800,000
New York State Dormitory Authority Revenue, 0.21%, 7/1/38, LOC: TD Bank (r)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue:
0.25%, 11/15/29, CA: Fannie Mae (r)	2,000,000	2,000,000
0.27%, 5/15/33, CEI: Fannie Mae (r)	1,000,000	1,000,000
0.24%, 5/15/34, CEI: Fannie Mae (r)	1,500,000	1,500,000
0.23%, 5/15/37, CEI: Fannie Mae (r)	1,700,000	1,700,000
0.24%, 11/15/38, CEI: Fannie Mae (r)	1,025,000	1,025,000
New York State MMC Corp. Revenue, 0.80%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,320,000	2,320,000
Osceola County Florida HFA MFH Revenue, 0.40%, 9/15/35, CEI: Fannie Mae (r)	1,470,000	1,470,000
Palm Beach County Florida Revenue, 0.31%, 1/1/34, LOC: TD Bank (r)	1,800,000	1,800,000
Prevea Clinic, Inc., 0.28%, 12/1/34, LOC: Wells Fargo Bank (r)	4,135,000	4,135,000
Rathbone LLC, 0.40%, 1/1/38, LOC: Comerica Bank (r)	2,905,000	2,905,000
Rhode Island State Student Loan Authority Revenue, 0.23%, 6/1/48, LOC: State Street Bank (r)	2,600,000	2,600,000
Rural Electric Co-op Grantor Trust Certificates, 0.60%, 12/18/17, BPA: JPMorgan Chase Bank (r)	22,740,000	22,740,000

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL
VARIABLE RATE DEMAND NOTES - CONT’D	AMOUNT	VALUE
South Dakota State Housing Development Authority Revenue, 0.27%, 1/1/44,
CEI: Freddie Mac (r)	$400,000	$400,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, CEI: Freddie Mac (r)	474,000	474,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue, 0.31%, 3/1/27,
LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
Upper Illinois River Valley Development Authority Revenue, 0.51%, 1/1/38,
LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,000,000	4,000,000
Utah State Housing Corp. Single Family Revenue, 0.25%, 7/1/36,
LOC: Fannie Mae & Freddie Mac (r)	257,000	257,000
Washington State MFH Finance Commission Revenue, 0.25%, 5/15/35, CEI: Fannie Mae (r)	650,000	650,000
Wausau Wisconsin Community Development Authority Revenue, 0.91%, 11/1/38,
CEI: JPMorgan Chase Bank (r)	1,785,000	1,785,000
Westchester County New York IDA Revenue, 0.32%, 1/1/34, LOC: Sovereign Bank,
C/LOC: Banco Santander (r)	2,090,000	2,090,000
Yellowwood Acres, Inc., 0.50%, 9/1/12, LOC: KBC Bank (r)	4,125,000	4,125,000

Total Variable Rate Demand Notes (Cost $156,027,000)		156,027,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.6%
Fannie Mae Discount Notes, 5/4/11	4,000,000	3,998,973
Federal Home Loan Bank:
0.35%, 4/1/11	2,000,000	2,000,000
0.70%, 4/18/11	2,000,000	2,000,131
0.85%, 5/4/11	2,380,000	2,380,608
0.80%, 5/6/11	2,000,000	1,999,259

Total U.S. Government Agencies And Instrumentalities (Cost $12,380,176)		12,380,176

U.S. TREASURY - 3.2%
United States Treasury Notes:
0.875%, 5/31/11	4,000,000	4,004,238
1.00%, 9/30/11	2,000,000	2,008,373

Total U.S. Treasury (Cost $6,012,611)		6,012,611

TOTAL INVESTMENTS (Cost $183,806,427) - 97.9%		183,806,427
Other assets and liabilities, net - 2.1%		4,015,682
NET ASSETS - 100%		$187,822,109

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 187,910,830 shares of beneficial interest, unlimited number of
no par value shares authorized	$187,911,514
Undistributed net investment income	785
Accumulated net realized gain (loss) on investments	(90,190)

NET ASSETS	$187,822,109

NET ASSET VALUE PER SHARE	$1.00

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2011

NET INVESTMENT INCOME
Investment Income:
Interest income	$422,332
Total investment income	422,332

Expenses:
Investment advisory fee	251,295
Transfer agency fees and expenses	1,776
Trustees’ fees and expenses	3,024
Administrative fees	50,259
Custodian fees	21,046
Accounting fees	15,367
Registration fees	12,213
Reports to shareholders	773
Professional fees	11,738
Miscellaneous	23,752
Total expenses	391,243
Reimbursement from Advisor	(8,043)
Fees paid indirectly	(380)
Net expenses	382,820

NET INVESTMENT INCOME	39,512

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39,512

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED MARCH 31,	YEAR ENDED SEPTEMBER 30,

INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$39,512	$466,231
Net realized gain (loss)	—	1,050

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,512	467,281

Distributions to shareholders from:
Net investment income	(38,381)	(473,090)
Total distributions	(38,381)	(473,090)

Capital share transactions:
Shares sold	168,989,747	592,127,927
Reinvestment of distributions	37,945	470,179
Shares redeemed	(202,845,169)	(683,165,594)
Total capital share transactions	(33,817,477)	(90,567,488)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,816,346)	(90,573,297)

NET ASSETS
Beginning of period	221,638,455	312,211,752
End of period (including undistributed net investment income and distributions in excess of net investment income of $785 and $346, respectively)	$187,822,109	$221,638,455

CAPITAL SHARE ACTIVITY
Shares sold	168,989,747	592,127,927
Reinvestment of distributions	37,945	470,179
Shares redeemed	(202,845,169)	(683,165,594)
Total capital share activity	(33,817,477)	(90,567,488)

See notes to financial statements.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Institutional Prime Fund (“the Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	VALUATION INPUTS
Investments In securItIes	level 1	level 2	level 3	total
U.S. government obligations	-	$18,392,787	-	$18,392,787
Municipal obligations	-	9,386,640	-	9,386,640
Variable rate demand notes	-	156,027,000	-	156,027,000

TOTAL	-	$183,806,427	-	$183,806,427

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/ dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (“the Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $40,377 was payable at period end. In addition, $8,149 was payable at period end for operating expenses paid by the Advisor during March 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through January 31, 2012. The contractual expense cap is .40%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $8,075 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $440 for the six months ended March 31, 2011. Under the terms of the agreement, $70 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustee’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
30-Sep-12	($5,583)
30-Sep-18	(84,607)

Capital losses may be utilized to offset future capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2011, the federal tax cost was as follows: Federal income tax cost of investments $183,806,427

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2011, such purchase and sales transactions were $130,035,000 and $134,628,000, respectively.

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NOTE D — LINE OF CREDIT

A financing agreement is in place between all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2011. For the six months ended March 31, 2011, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$72,326	1.51%	$2,050,022	December 2010

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Effective April 30, 2011, the Calvert operating companies will be renamed as follows: Calvert Group, Ltd. will be renamed Calvert Investments, Inc., Calvert Asset Management Company, Inc. will be renamed Calvert Investment Management, Inc., Calvert Distributors, Inc. will be renamed Calvert Investment Distributors, Inc., Calvert Administrative Services Company will be renamed Calvert Investment Administrative Services, Inc., and Calvert Shareholder Services, Inc. will be renamed Calvert Investment Services, Inc.

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FINANCIAL HIGHLIGHTS
	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2011		2010	2009
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.0002		.001	.014
Distributions from:
Net investment income	(.0002)		(.001)	(.014)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.02%		.15%	1.41%
Ratios to average net assets:A
Net investment income	04	% (a)	.15%	1.11%
Total expenses	39	% (a)	.37%	.40%
Expenses before offsets	38	% (a)	.37%	.38%
Net expenses	38	% (a)	.37%	.38%
Net assets, ending (in thousands)	$187,822		$221,638	$312,212

	YEARS ENDED
	SEPTEMBER30,		SEPTEMBER 30,	SEPTEMBER 30,
	2008		2007	2006
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.034		.051	.045
Distributions from:
Net investment income	(.034)		(.051)	(.045)
Net asset value, ending	$1.00		$1.00	$1.00
Total return*	3.46%		5.20%	4.55%
Ratios to average net assets:A
Net investment income	3.33%		5.07%	4.37%
Total expenses	.41%		.46%	.42%
Expenses before offsets	.28%		.29%	.29%
Net expenses	.27%		.27%	.27%
Net assets, ending (in thousands)	$135,106		$185,543	$99,216

A            Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)     Annualized.

*       Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification. statement of assets anD lIaBIlItIes

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments. statement of net assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values. statement of oPeratIons

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period. statement of changes In net assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio –how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARDS APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 8, 2010, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Cash Reserves and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reap-proval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational

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and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2010. The data also indicated that the Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2010. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee was above the median of its peer group and that total expenses were below the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain an expense limitation for the Fund’s Class I shares. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services provided by the Advisor.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing and administrative services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Group of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board also noted the Advisor’s current undertaking to maintain an expense limitation for the Fund’s Class I shares. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND

CALVERT'S FAMILY OF FUNDS

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

Money Market Portfolio

Municipal Funds

Tax-Free Bond Fund

Taxable Bond Funds

Bond Portfolio

Income Fund

Short Duration Income Fund

Long-Term Income Fund

Ultra-Short Income Fund

Government Fund

High-Yield Bond Fund

Equity Funds

Enhanced Equity Portfolio

Equity Portfolio

Large Cap Growth Fund

Large Cap Value Fund

Social Index Fund

Capital Accumulation Fund

International Equity Fund

Small Cap Fund

Global Alternative Energy Fund

Global Water Fund

International Opportunities Fund

Balanced and Asset Allocation Funds

Balanced Portfolio

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments

c/o BFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund's summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 2, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 2, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 2, 2011